BARNETT & LINN
ATTORNEYS AT LAW
23945 Calabasas Road, Suite 115 • Calabasas, CA 91302
www.barnettandlinn.com
WILLIAM B. BARNETT		TELEPHONE: 818-436-6410
Attorney/Principal		FACSIMILE: 818-223-8303
wbarnett@wbarnettlaw.com

March 27, 2014

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn: Justin Dobbie, Legal Branch Chief

Ryan Adams, Senior Attorney

Effie Simpson, Staff Accountant

Jean Yu, Staff Accountant

Re: Rokwader, Inc. (“Registrant”)

Amendment No. 1 to Registration Statement on Form 10-12G

Filed on January 14, 2014

File No. 000-51867

Gentlepersons:

The Registrant hereby files its Amendment No. 1 to Registration Statement on Form 10-12G (“Amendment No. 1”). The Amendment No. 1 has been revised in accordance with the Commission’s February 10, 2014 comment letter (“Comment Letter”).

To assist the staff in its review, the Registrants responses below correspond to each comment number in the Comment Letter.

General

1. The Registrant recognizes that upon the registration statement becoming effective 60 days after filing that it will become subject to the reporting requirements of the Securities Exchange Act of 1934, even if the staff has not completed its review of the filing.

Emerging Growth Company, page iii

2. In accordance with your comment we have revised this paragraph to correspond to the “opt out” paragraph on page 12. We have also added a risk factor relating to opting out of certain provisions of the JOBS Act.

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March 27, 2014

Re: Rokwader, Inc. (“Registrant”)

Item 1. Business, page 1

General

3. In accordance with your comment we have revised the disclosure regarding employees in this section.

4. In accordance with your comment we have revised this section to clarify, explain and define certain phrases and terms used in the music business.

5. In accordance with your comment we have revised this section to clarify that one catalog contains 106 songs whereas the Registrant’s catalogs consist of 156 songs.

6. We have added disclosure regarding a “going concern” to this section in accordance with your comment.

7. We have added disclosure regarding the Registrant’s revenue and losses for the year ended December 31, 2013.

Business Strategy, page2

8. In accordance with your comment we have defined “music publishing business” in this section.

9. In accordance with your comment we have expanded the discussion relating to royalties and Mr. Harju’s music catalog in this section.

10. The Registrant no longer engages in the business of promoting artists and therefore we have eliminated any reference to this activity.

Management Experience, page 2

11. Mr. Dorff is a very well known artist in the music composing business. His credentials, knowledge and contacts are very helpful in the Registrant’s marketing plans. At this time, the Registrant does not expect Mr. Dorff to compose songs that will generate revenue for the Registrant.

12. In accordance with your comment we have removed the phrase “greatest artists of our time”.

13. In accordance with your comment we have added the entertainment business experience of the other board members to this section.

Industry Overview, page 3

14. In accordance with your comment we have added disclosure to this section explaining and clarifying your concerns.

March 27, 2014

Re: Rokwader, Inc. (“Registrant”)

Item 1A. Risk Factors, page 4

15. In accordance with your comment we have added a risk factor regarding the absence of various board committees.

There will be additional dilution as additional shares are issued, Page 5

16. In accordance with your comment we have added a new risk factor on page 5 regarding issued and outstanding options and convertible notes.

Our limited assets and lack of revenues raise substantial doubt, page 6A

17. We have updated this revised this risk factor to include disclosure through December 31, 2013, in accordance with your comment.

We will require substantial investment to develop and promote any music recordings, page 6

18. In accordance with your comment we have deleted “in effect a new company”.

There is intense competition in Latigo’s industry, page 7

19. In accordance with your comment we have deleted some disclosure to be consistent with the disclosure on page 3.

Offers or availability for sale of a substantial number of shares, page 9

20. The Registrant has no plans to file a registration statement in the future and therefore, we have eliminated this risk factor.

Item 2. Financial Information, page 10

Results of Operations, page 10

21. In accordance with your comment we have added disclosure to this section relating to the Registrant’s plans for achieving long-term growth.

22. In accordance with your comment we have added disclosure to clarify your concerns.

Results of Operation for the nine months ended September 30, 2013 and 2012, page 11

23. We have updated this section to December 31, 2013 and 2012, and in accordance with your comment we have added disclosure to explain the effect becoming public will have on the Registrant’s future results of operations.

Equity and Capital Resources, page 11

24. In accordance with your comment we have updated and expanded this section.

March 27, 2014

Re: Rokwader, Inc. (“Registrant”)

25. In accordance with your comment we have revised disclosure in this section relating to Mr. Farar and funding.

26. In accordance with your comment we have added disclosure related to the timing of the possibility of running out of funds.

Item 3. Properties, page 13

27. In accordance with your comment we have revised this section. Since the Registrant has no plans to utilize Mr. Dorff’s studio in the future we have deleted this reference from this section

Item 4. Security Ownership of Certain Beneficial Owners and Management, page 13

28. In accordance with your comment we have updated this section to the most practicable date.

29. In accordance with your comment we have revised this section to fully comply with Item 403 of Regulation S-K.

Item 5. Directors and Executive Officers, page 14

30. In accordance with your comment we have added the offices held by of Mr. Farar and Mr. Saderup to clarify that they are the Registrant’s only officers.

31. First of all the directors have been doing a good job for the past five years. However, to comply with your request we have added disclosure regarding their abilities as a director for this particular business.

32. Thank you for this comment. Accordingly, we have deleted this paragraph.

Item 6. Executive Compensation, page 15

33. In accordance with your comment we have revised this section to comply with Item 402(n) of regulation S-K.

34. We only have one other officer, Mr. Saderup. Neither he nor Mr. Farar is paid a salary. However, in accordance with your comment we have added Mr. Saderup to the table. We have also added the percent of time spent by Mr. Farar on the activities of the Registrant.

35. We apologize for the oversight and have now included in the table the stock options granted to Mr. Farar.

Director’s compensation, page 16

36. In accordance with your comment we have added a director compensation table to this section.

March 27, 2014

Re: Rokwader, Inc. (“Registrant”)

Item 7. Certain Relationships and Related Transactions, and Director Independence, page 16

37. Thank you for catching the typo. The Note may be paid at any time “without” premium or penalty.

38. In accordance with your comment we have added the Dillonpark transaction to this Item.

Enclosed with this response is a letter from the President of the Registrant acknowledging, among other things, the Registrant’s responsibility for the adequacy and accuracy of the disclosure in this filing.

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,

Barnett & Linn

William B. Barnett

WBB: scc

cc/ Mr. Farar, President

ROKWADER, INC.

23945 Calabasas Road, Suite 115

Calabasas, California 91302

Telephone: (818) 224-3675

March 27, 2014

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn: Justin Dobbie, Legal Branch Chief

Ryan Adams, Senior Attorney

Effie Simpson, Staff Accountant

Jean Yu, Staff Accountant

Re: Rokwader, Inc. (“Registrant”)

Amendment No. 1 to Registration Statement on Form S-1

Filed on January 14, 2014

File No. 000-51867

Gentlepersons:

Please be advised that, on behalf of the Registrant, I hereby acknowledge the following:

  Should the Securities and Exchange Commission (the “SEC”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

  The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  The Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Very truly yours,

By: /s/ Yale Farar

Yale Farar, President